Document and Entity Information	Nov. 09, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	COHERUS ONCOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36721
Entity Tax Identification Number	27-3615821
Entity Address, Address Line One	333 Twin Dolphin Drive
Entity Address, Adress Line Two	Suite 600
Entity Address, City or Town	Redwood City
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	649-3530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CHRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001512762
Amendment Flag	false